Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019		Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 137,177	$ 263,600		$ 133,644
Prepaid assets	5,309,512	3,619,317		6,685,970
Receivables	905,058	623,203		724,995
Short-term advances	145,000	145,000		10,000
Short-term advances - related party	500	7,500		500
Other current assets	101,610	156,448		142,061
Total current assets	6,598,857	4,815,068		7,697,170
Fixed assets, net	2,997,611	3,864,341		13,528
Other assets:
Intangible assets, net	692,882	736,051		1,576,685
Long term license agreement, net		1,869,905		1,983,220
Operating lease right-of-use asset	99,465	112,564
Deposits	11,173	8,488		4,500
Total other assets	803,520	2,727,008		3,564,405
Total assets	10,399,988	11,406,417		11,275,103
Current liabilities:
Accounts payable and accrued liabilities	3,774,536	2,543,328		3,008,836
Payroll liabilities	1,825	23,575		888,177
Customer advance	392,310	607,205		265,000
Deferred revenue	612,500	731,578		1,876,727
Derivative liability	793,495	383,670		1,358,901
Operating lease liability, current	56,530	59,064	[1]
Other current liabilities	11,407,200	7,576,800
Related party payables, net of discounts	2,114,760	1,646,893		545,489
Debt, net of discounts	1,569,326	2,181,578		1,977,030
Total current liabilities	20,722,482	15,753,691		9,920,160
Operating lease liability, long term	50,268	59,333
Other long term liabilities, net of deferred interest	3,885,464	1,652,593
Total long term liabilities	3,935,732	1,711,926
Total liabilities	24,658,214	17,465,617		9,920,160
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, value
Common stock, value	3,214,490	3,003,490		2,640,161
Additional paid in capital	28,929,516	24,618,312		23,758,917
Accumulated other comprehensive income (loss)	(20,058)	3,430		1,363
Accumulated deficit	(46,382,174)	(33,684,432)		(25,096,983)
Total Investview stockholders' equity (deficit)	(14,258,226)	(6,059,200)		1,303,458
Noncontrolling interest				51,485
Total stockholders' equity (deficit)	(14,258,226)	6,059,200		1,354,943
Total liabilities and stockholders' equity (deficit)	$ 10,399,988	$ 11,406,417		$ 11,275,103

[1]	Represents lease payments to be made in the next 12 months